Employee Benefits (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits
Contributions to medical and pension schemes	205.0	160.9	137.2
Other employee benefits	123.0	95.6	68.9
Total group's employee welfare benefits	328.0	256.5	206.1